EVENTS AFTER THE REPORTING PERIOD (Details) ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions				1 Months Ended						12 Months Ended
	Apr. 12, 2022 USD ($) installment	Apr. 12, 2022 PKR (₨) installment	Feb. 28, 2022 USD ($)	Apr. 30, 2022 USD ($) loan	Mar. 31, 2022 USD ($) numberOfMegahertz	Mar. 31, 2022 UAH (₴)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 RUB (₽)	Feb. 28, 2022 PKR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[1]	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 BDT (৳)	Mar. 31, 2022 UAH (₴) numberOfMegahertz	Feb. 28, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 UAH (₴)
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities										$ 2,466	$ 4,351	[1]	$ 2,891
Borrowings										7,595	$ 7,678
Entering into significant commitments or contingent liabilities | Jazz | Telecommunications licenses, frequencies and permissions
Disclosure of non-adjusting events after reporting period
License renewal with a PTA	$ 486	₨ 45
License term	15 years	15 years
Proportion of settled fee (in percent)	50.00%	50.00%
Number of installments | installment	5	5
Major purchases of asset | Banglalink
Disclosure of non-adjusting events after reporting period
New spectrum acquisition fee					$ 205
Spectrum maturity term					11 years	11 years
Major purchases of asset | Banglalink | 40 MHz Spectrum
Disclosure of non-adjusting events after reporting period
Frequency bands | numberOfMegahertz					40													40
Major purchases of asset | Banglalink | 2300 MHz Spectrum
Disclosure of non-adjusting events after reporting period
Frequency bands | numberOfMegahertz					2,300													2,300
RUB30bn VTB Bank Loan | Repayment of borrowings
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities							$ 396	₽ 30
VTB Bank Term Loan Facility Agreement, Maturity February 2029
Disclosure of non-adjusting events after reporting period
Notional amount										259										₽ 30
VTB Bank Term Loan Facility Agreement, Maturity February 2029 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period
Notional amount			$ 400				400												₽ 30
Revolving Credit Facility
Disclosure of non-adjusting events after reporting period
Available credit										1,250
Revolving Credit Facility | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period
Borrowing term, extension			1 year
Proceeds from non-current borrowings							430
Revolving Credit Facility | Amendment of borrowing capacity
Disclosure of non-adjusting events after reporting period
Available credit					$ 1,055
Notes at 7.50%
Disclosure of non-adjusting events after reporting period
Notional amount										$ 417
Borrowings, interest rate										7.50%										7.50%	7.50%
Line of Credit Facility | Entering into significant commitments or contingent liabilities | Jazz
Disclosure of non-adjusting events after reporting period
Proceeds from non-current borrowings							$ 222		₨ 40
Alfa Bank $125 commitment
Disclosure of non-adjusting events after reporting period
Notional amount										$ 125
Alfa Bank $125 commitment | Repayment of borrowings
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities				$ 43
Raiffeisen Bank Russia $170 commitment
Disclosure of non-adjusting events after reporting period
Notional amount										70
Raiffeisen Bank Russia $170 commitment | Repayment of borrowings
Disclosure of non-adjusting events after reporting period
Borrowings				24
Sberbank and Alfa Bank | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period
Notional amount				$ 1,070											₽ 90
Number of group-level loans | loan				2
JSC Citibank | Kyivstar
Disclosure of non-adjusting events after reporting period
Notional amount										$ 46											₴ 1,350
Alfa Bank $1667 Million Loan | Repayment of borrowings | Kyivstar
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities					34	₴ 1,003
Notional amount | ₴																		₴ 1,677
JSC Credit Agricole | Repayment of borrowings | Kyivstar
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities					$ 32	₴ 940
Notional amount | ₴																		₴ 1,275
Syndicated loan with a 10 year maturity | Entering into significant commitments or contingent liabilities | Jazz
Disclosure of non-adjusting events after reporting period
Notional amount				$ 220												₨ 40
Syndicated loan with a 5 years maturity | Entering into significant commitments or contingent liabilities | Banglalink
Disclosure of non-adjusting events after reporting period
Notional amount				$ 139,000													৳ 12
Borrowings term				5 years

[1]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)